ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2025
Amendments One [Member]
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Standards and Amendments, description	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
Annual periods dates	1 January 2026
Amendments Two [Member]
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Standards and Amendments, description	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.
Annual periods dates	1 January 2027
Amendments Three [Member]
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Standards and Amendments, description	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.
Annual periods dates	1 January 2027
Amendments Four [Member]
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Standards and Amendments, description	Issued in November 2025, Translation to a Hyperinflationary Presentation Currency amends IAS 21 The Effects of Changes in Foreign Exchange Rates to introduce translation requirements for entities translating their financial statements, or the results and financial position of a foreign operation, from a functional currency that is the currency of a non-hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy.
Annual periods dates	1 January 2027
Amendments Five [Member]
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Standards and Amendments, description	Issued by the IASB on 18 July 2024, Annual Improvements to IFRS Accounting Standards—Volume 11 consists of narrow-scope amendments and clarifications to five IFRS standards.
Annual periods dates	1 January 2026